UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust
_______________________________________
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(908) 897-0518
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

ETFMG Prime Junior Silver ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Metals & Mining - 99.9%
Canada - 69.8%
Alexco Resource Corp. (a)	548,929	$515,938
Americas Silver Corp. (a)	277,189	452,777
Bear Creek Mining Corp. (a)(c)	650,410	495,478
Cautivo Mining, Inc. (a)	18,395	–
Endeavour Silver Corp. (a)	610,358	1,312,270
Excellon Resources, Inc. (a)	566,096	286,117
First Majestic Silver Corp. (a)	911,534	5,368,935
Fortuna Silver Mines, Inc. (a)	263,896	966,510
Great Panther Silver, Ltd. (a)	581,082	412,568
Hudbay Minerals, Inc. (a)	391,872	1,854,302
Kootenay Silver, Inc. (a)	683,757	67,614
MAG Silver Corp. (a)	268,791	1,968,876
Mandalay Resources Corp. (a)	1,569,226	86,209
Maya Gold & Silver, Inc. (a)(c)	451,888	632,220
Minco Silver Corp. (a)(c)	205,008	66,824
Mirasol Resources, Ltd. (a)	180,013	138,451
Pan American Silver Corp. (a)	347,959	5,079,712
Sabina Gold & Silver Corp. (a)	562,077	506,413
Sierra Metals, Inc. (a)(c)	346,230	613,739
Silvercorp Metals, Inc. (a)	792,224	1,653,852
SilverCrest Metals, Inc. (a)	430,837	1,259,185
SSR Mining, Inc. (a)	157,896	1,908,353
Tahoe Resources, Inc. (a)	467,844	1,707,631
Trevali Mining Corp. (a)	1,863,260	566,403
Yamana Gold, Inc.	844,887	1,993,933
Total Canada		29,914,310

United Kingdom - 10.7%
Hochschild Mining PLC	2,297,480	4,569,718

United States - 19.4%
Coeur Mining, Inc. (a)	427,413	1,910,536
Gold Resource Corp.	130,308	521,232
Golden Minerals Co. (a)	329,475	72,122
Hecla Mining Co.	2,029,459	4,789,523
McEwen Mining, Inc.	548,524	998,314
Total United States		8,291,727
Total Metals & Mining		42,775,755
TOTAL COMMON STOCKS (Cost $59,886,391)		42,775,755

SHORT-TERM INVESTMENTS - 0.3%
MONEY MARKET FUNDS - 0.3%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.30% (b)	142,149	142,149
TOTAL SHORT-TERM INVESTMENTS (Cost $142,149)		142,149

Total Investments (Cost $60,028,540) - 100.2%		42,917,904
Liabilities in Excess of Other Assets - (0.2)%		(84,896)
TOTAL NET ASSETS - 100.0%		$42,833,008

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2018.
(c)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $1,808,261, which represents 4.22% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services")

ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.1%
Finland - 0.1%
Software - 0.1%
F-Secure OYJ	701,940	$1,861,835

Israel - 8.2%
Communications Equipment - 0.8%
Radware, Ltd. (a)	490,421	11,137,461
Software - 7.4%
Check Point Software Technologies, Ltd. (a)	497,544	51,072,892
CyberArk Software, Ltd. (a)	720,901	53,447,600
Total Software		104,520,492
Total Israel		115,657,953

Japan - 4.7%
Software - 4.7%
Digital Arts, Inc.	197,302	10,980,724
FFRI, Inc. (a)(d)	290,172	7,253,969
Trend Micro, Inc.	893,039	48,642,332
Total Japan		66,877,025

Netherlands - 0.8%
Software - 0.8%
Gemalto NV (a)	189,234	10,983,850

Republic of Korea - 0.5%
Software - 0.5%
Ahnlab, Inc.	162,283	6,748,459

United Kingdom - 8.5%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,964,044	11,495,475
QinetiQ Group PLC	2,979,457	10,876,370
Ultra Electronics Holdings PLC	626,794	10,385,849
Total Aerospace & Defense		32,757,694
IT Services - 0.4%
NCC Group PLC	2,303,534	5,146,955
Software - 5.7%
Avast PLC (a)	4,820,490	17,449,515
Mimecast, Ltd. (a)	340,117	11,438,135
Sophos Group PLC	10,878,845	52,497,333
Total Software		81,384,983
Total United Kingdom		119,289,632

United States - 76.3%
Aerospace & Defense - 0.4%
The KEYW Holding Corp. (a)(d)	955,045	6,389,251
Communications Equipment - 13.5%
Cisco Systems, Inc.	1,416,040	61,357,013
F5 Networks, Inc. (a)(d)	74,694	12,102,669
Juniper Networks, Inc. (d)	1,879,721	50,583,292
NetScout Systems, Inc. (a)(d)	488,383	11,540,490

Palo Alto Networks, Inc. (a)(d)	294,892	55,542,908
Total Communications Equipment		191,126,372
Internet Software & Services - 0.4%
Zix Corp. (a)(d)	1,043,613	5,979,903
IT Services - 18.0%
Akamai Technologies, Inc. (a)(d)	810,134	49,482,985
Booz Allen Hamilton Holding Corp.	244,014	10,997,711
CACI International, Inc. - Class A (a)(d)	327,873	47,223,548
Carbonite, Inc. (a)(b)(d)	1,942,525	49,068,182
Leidos Holdings, Inc. (d)	209,546	11,047,265
ManTech International Corp. - Class A	208,429	10,899,795
Okta, Inc. (a)(d)	201,343	12,845,683
Science Applications International Corp. (d)	770,439	49,076,964
VeriSign, Inc. (a)	84,262	12,495,212
Total IT Services		253,137,345
Software - 44.0%
A10 Networks, Inc. (a)	1,016,499	6,342,954
Carbon Black, Inc. (a)(d)	799,750	10,732,645
CommVault Systems, Inc. (a)(d)	890,249	52,604,813
Everbridge, Inc. (a)	210,505	11,948,264
FireEye, Inc. (a)	2,922,625	47,375,751
ForeScout Technologies, Inc. (a)	445,603	11,581,222
Fortinet, Inc. (a)(d)	735,338	51,789,855
Imperva, Inc. (a)	930,003	51,791,867
MobileIron, Inc. (a)	1,386,248	6,362,878
OneSpan, Inc. (a)	795,847	10,306,219
Proofpoint, Inc. (a)	588,415	49,315,061
Qualys, Inc. (a)(d)	673,781	50,358,392
Rapid7, Inc. (a)	368,578	11,484,891
SailPoint Technologies Holding, Inc. (a)(d)	2,194,200	51,541,758
SecureWorks Corp. - Class A (a)(b)	684,873	11,567,505
Splunk, Inc. (a)	522,866	54,822,500
Symantec Corp.	2,802,734	52,957,659
Tenable Holdings, Inc. (a)(d)	2,023,483	44,901,088
Varonis Systems, Inc. (a)	203,557	10,768,165
Verint Systems, Inc. (a)(d)	252,336	10,676,336
Zscaler, Inc. (a)(d)	316,332	12,403,378
Total Software		621,633,201
Total United States		1,078,266,072
TOTAL COMMON STOCKS (Cost $1,430,572,916)		1,399,684,826

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class 2.30% (c)	13,057,719	13,057,719
TOTAL SHORT-TERM INVESTMENTS (Cost $13,057,719)		13,057,719

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 15.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)	211,979,927
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $211,979,927)	211,979,927

Total Investments (Cost $1,655,610,562) - 115.0%	1,624,722,472
Liabilities in Excess of Other Assets - (15.0)%	(211,435,974)
TOTAL NET ASSETS - 100.0%	$1,413,286,498

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.
(d)	All or a portion of this security is out on loan as of December 30, 2018.

ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Brazil - 2.0%
IT Services - 2.0%
Cielo SA	2,896,676	$6,644,249

Cyprus - 0.6%
IT Services - 0.6%
QIWI PLC - ADR (a)	135,202	1,911,756

France - 4.5%
Electronic Equipment, Instruments & Components - 2.0%
Ingenico Group SA	116,773	6,628,095
IT Services - 2.5%
Worldline SA (a)	173,341	8,381,157
Total France		15,009,252

Germany - 3.4%
IT Services - 3.4%
Wirecard AG	74,404	11,320,995

Hong Kong - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology, Ltd.	2,787,216	1,007,320
IT Services - 0.4%
Huifu Payment, Ltd. (a)	2,799,433	1,154,737
Total Hong Kong		2,162,057

Japan - 5.8%
Consumer Finance - 0.3%
Jaccs Co, Ltd.	64,344	1,044,955
Insurance - 3.4%
Dai-ichi Life Holdings, Inc. (b)	707,446	11,088,839
IT Services - 1.9%
GMO Payment Gateway, Inc. (d)	146,268	6,245,465
Software - 0.2%
Intelligent Wave, Inc. (d)	97,800	567,500
Total Japan		18,946,759

Netherlands - 3.4%
IT Services - 3.4%
Adyen NV (a)	20,775	11,307,604

United Kingdom - 0.5%
Commercial Services & Supplies - 0.5%
PayPoint PLC	148,609	1,532,384

United States - 78.5%
Consumer Finance - 11.5%
American Express Co. (d)	196,699	18,749,349
Discover Financial Services	206,156	12,159,081
Green Dot Corp. - Class A (a)	86,491	6,877,764
Total Consumer Finance		37,786,194
IT Services - 62.7%
Euronet Worldwide, Inc. (a)(d)	69,469	7,112,236
EVERTEC, Inc.	220,859	6,338,653
Evo Payments, Inc. - Class A (a)	251,369	6,201,273
Fidelity National Information Services, Inc.	162,811	16,696,268
First Data Corp. (a)	640,867	10,837,061
Fiserv, Inc. (a)	209,344	15,384,691
FleetCor Technologies, Inc. (a)	68,691	12,757,293
Global Payments, Inc.	103,594	10,683,649
I3 Verticals, Inc. (a)	46,699	1,125,446
MasterCard, Inc. - Class A	101,627	19,171,934
MoneyGram International, Inc. (a)	344,091	688,182
Net 1 UEPS Technologies, Inc. (a)	229,883	1,078,151
PayPal Holdings, Inc. (a)	232,069	19,514,683
Pagseguro Digital Ltd. - Class A (a)(d)	391,295	7,328,955
Square, Inc. - Class A (a)(d)	230,647	12,936,990
Total System Services, Inc.	128,720	10,463,649
Visa, Inc. (d)	146,675	19,352,300
Western Union Co. (d)	452,323	7,716,630
WEX, Inc. (a)	54,015	7,565,341
Worldpay, Inc. - Class A (a)	175,940	13,447,094
Total IT Services		206,400,479
Software - 2.0%
ACI Worldwide, Inc. (a)	238,704	6,604,939
Technology Hardware, Storage & Peripherals - 2.2%
NCR Corp. (a)	262,637	6,061,662
USA Technologies, Inc. (a)	288,848	1,123,619
Total Technology Hardware, Storage & Peripherals		7,185,281
Total United States		257,976,893
TOTAL COMMON STOCKS (Cost $353,224,730)		326,811,949

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.30% (c)	336,750	336,750
TOTAL SHORT-TERM INVESTMENTS (Cost $336,750)		336,750

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 17.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)		58,295,955
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $58,295,955)		58,295,955

Total Investments (Cost $411,857,435) - 117.1%		385,444,654
Liabilities in Excess of Other Assets - (17.1)%		(56,247,989)
TOTAL NET ASSETS - 100.0%		$329,196,665

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.
(d)	All or a portion of this security is out on loan as of December 31, 2018.

ETFMG Drone Economy Strategy ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.4%
Canada - 2.9%
Aerospace & Defense - 2.3%
Drone Delivery Canada Corp. (a)	782,616	$802,565
Electrical Equipment - 0.6%
Ballard Power Systems, Inc. (a)(b)	92,847	221,904
Total Canada		1,024,469

France - 7.4%
Aerospace & Defense - 4.4%
Dassault Aviation SA	532	737,543
Thales SA	6,915	808,133
Total Aerospace & Defense		1,545,676
Communications Equipment - 3.0%
Parrot SA (a)	293,314	1,073,727
Total France		2,619,403

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	6,093	538,659

Israel - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems, Ltd.	4,293	492,308

Italy - 2.1%
Aerospace & Defense - 2.1%
Leonardo SpA	86,097	757,402

Japan - 9.3%
Automobiles - 3.0%
Subaru Corp.	25,874	557,115
Yamaha Motor Co., Ltd.	25,186	496,114
Total Automobiles		1,053,229
Electronic Equipment, Instruments & Components - 3.0%
Hitachi, Ltd.	20,369	545,534
TDK Corp.	7,651	538,896
Total Electronic Equipment, Instruments & Components		1,084,430
Household Durables - 1.5%
Sony Corp. - ADR (a)	11,005	531,321
Technology Hardware, Storage & Peripherals - 1.8%
NEC Corp.	20,847	621,007
Total Japan		3,289,987

Netherlands - 1.8%
Aerospace & Defense - 1.8%
Airbus SE	6,526	627,783

Republic of Korea - 1.9%
Aerospace & Defense - 1.9%
Korea Aerospace Industries, Ltd. (a)	23,752	679,054

Spain - 1.6%
IT Services - 1.6%
Indra Sistemas SA (a)	60,541	571,220

Sweden - 3.1%
Aerospace & Defense - 1.4%
Saab AB (b)	14,347	498,255
Electronic Equipment, Instruments & Components - 1.7%
Hexagon AB	13,094	602,774
Total Sweden		1,101,029

Turkey - 3.0%
Aerospace & Defense - 1.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	118,551	539,387
Household Durables - 1.5%
Vestel Elektronik Sanayi ve Ticaret AS (a)	520,402	545,722
Total Turkey		1,085,109

United Kingdom - 6.2%
Aerospace & Defense - 6.2%
BAE Systems PLC	140,586	822,845
Cobham PLC (a)	316,005	393,597
Meggitt PLC	83,978	504,151
QinetiQ Group PLC	139,485	509,184
Total United Kingdom		2,229,777

United States - 57.2%
Aerospace & Defense - 36.6%
Aerovironment, Inc. (a)	57,591	3,913,308
Boeing Co. (b)	4,977	1,605,083
General Dynamics Corp.	4,073	640,316
Harris Corp.	3,312	445,961
HEICO Corp.	5,098	394,993
Kratos Defense & Security Solutions, Inc. (a)	57,427	809,146
L3 Technologies, Inc.	4,224	733,540
Lockheed Martin Corp.	2,363	618,728
Mercury Systems, Inc. (a)	5,240	247,800
Northrop Grumman Corp.	2,556	625,964
Raytheon Co.	3,989	611,713
Teledyne Technologies, Inc. (a)	2,096	434,019
Textron, Inc.	15,386	707,602
TransDigm Group, Inc. (a)(b)	1,541	524,032
United Technologies Corp.	5,690	605,871
Total Aerospace & Defense		12,918,076
Building Products - 1.0%
Griffon Corp.	34,942	365,144
Communications Equipment - 0.7%
KVH Industries, Inc. (a)	24,277	249,810

Electronic Equipment, Instruments & Components - 7.1%
FLIR Systems, Inc.	9,491	413,238
II-VI, Inc. (a)(b)	11,698	379,717
Jabil, Inc.	26,058	645,978
Littelfuse, Inc.	3,255	558,167
Trimble, Inc. (a)	15,750	518,333
Total Electronic Equipment, Instruments & Components		2,515,433
Household Durables - 1.2%
GoPro, Inc. - Class A (a)(b)	99,761	422,987
Industrial Conglomerates - 2.2%
Honeywell International, Inc.	5,852	773,166
Semiconductors & Semiconductor Equipment - 8.4%
Ambarella, Inc. (a)(b)	39,095	1,367,543
Intel Corp.	11,775	552,601
NVIDIA Corp. (b)	3,874	517,179
QUALCOMM, Inc. (b)	9,466	538,710
Total Semiconductors & Semiconductor Equipment		2,976,033
Total United States		20,220,649
TOTAL COMMON STOCKS (Cost $38,757,548)		35,236,849

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.30% (c)	206,575	206,575
TOTAL SHORT-TERM INVESTMENTS (Cost $206,575)		206,575

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 15.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)		5,434,172
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $5,434,172)		5,434,172

Total Investments (Cost $44,398,295) - 115.3%		40,877,596
Liabilities in Excess of Other Assets - (15.3)%		(5,427,658)
TOTAL NET ASSETS - 100.0%		$35,449,938

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2018.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.

ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
China - 11.1%
Entertainment - 5.0%
Changyou.com, Ltd. - ADR	79,956	$1,461,596
iDreamSky Technology Holdings, Ltd. (a)	2,935,620	2,343,098
NetEase, Inc. - ADR	3,547	834,857
Tencent Music Entertainment Group - ADR (a)	6	74
Total Entertainment		4,639,625
Interactive Media & Services - 3.5%
Momo, Inc. - ADR (a)	35,158	835,003
SINA Corp. (a)	14,607	783,519
Sohu.com, Ltd. - ADR (a)	42,313	737,092
YY, Inc. - ADR (a)	13,649	817,029
Total Interactive Media & Services		3,172,643
Software - 1.8%
Cheetah Mobile, Inc. - ADR (a)(b)	130,356	796,475
Kingsoft Corp., Ltd.	584,374	841,803
Total Software		1,638,278
Technology Hardware, Storage & Peripherals - 0.8%
Razer, Inc. (a)	5,500,485	737,566
Total China		10,188,112

Finland - 0.1%
Entertainment - 0.1%
Rovio Entertainment OYJ	21,439	93,834

France - 2.4%
Interactive Home Entertainment - 2.4%
Ubisoft Entertainment SA (a)	27,117	2,189,766

Germany - 0.9%
Health Care Equipment & Supplies - 0.9%
Carl Zeiss Meditec AG	10,524	823,553

Hong Kong - 3.8%
Entertainment - 2.8%
IGG, Inc.	1,683,454	2,308,958
NetDragon Websoft Holdings, Ltd.	188,039	288,164
Total Entertainment		2,597,122
Interactive Media & Services - 1.0%
Tencent Holdings, Ltd.	21,965	880,788
Total Hong Kong		3,477,910

Japan - 22.9%
Entertainment - 17.3%
Aeria, Inc.	89,136	385,479
Aiming, Inc. (a)	109,926	359,048
Capcom Co., Ltd.	118,012	2,338,598
Cyberstep, Inc. (a)	37,681	338,632
DeNa Co., Ltd.	49,508	828,408
Gumi, Inc. (a)(b)	80,521	396,709

GungHo Online Entertainment, Inc.	447,373	816,337
KLab, Inc. (a)	50,618	383,774
Koei Tecmo Holdings Co., Ltd.	50,717	840,309
Konami Holdings Corp.	51,384	2,252,636
Marvelous, Inc. (b)	53,538	383,444
Nexon Co., Ltd. (a)	180,495	2,326,896
Nintendo Co., Ltd.	8,255	2,205,626
Square Enix Holdings Co., Ltd.	80,382	2,190,603
Total Entertainment		16,046,499
Household Durables - 1.3%
Sony Corp. - ADR (a)	25,011	1,207,531
Interactive Media & Services - 2.4%
Gree, Inc.	565,762	2,245,395
Leisure Products - 1.9%
Bandai Namco Holdings, Inc.	20,013	899,266
Sega Sammy Holdings, Inc.	57,983	812,571
Total Leisure Products		1,711,837
Total Japan		21,211,262

Netherlands - 0.4%
Entertainment - 0.4%
Funcom NV (a)(b)	257,785	354,784

Norway - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Nordic Semiconductor ASA (a)	244,374	816,794

Poland - 2.3%
Entertainment - 2.3%
CD Projekt SA (a)	53,964	2,099,525

Republic of Korea - 17.3%
Entertainment - 14.6%
Com2uS Corp.	18,886	2,183,450
Gravity Co., Ltd. - ADR (a)	8,700	364,965
Neowiz (a)	37,955	416,695
Netmarble Corp.	22,419	2,240,293
Nexon GT Co., Ltd. (a)	69,090	404,955
NHN Entertainment Corp. (a)	43,418	2,229,657
Pearl Abyss Corp. (a)	13,481	2,511,831
Webzen, Inc. (a)	129,912	2,479,948
WeMade Entertainment Co., Ltd.	19,283	448,462
Total Entertainment		13,280,256
Hotels, Restaurants & Leisure - 0.4%
ME2ON Co., Ltd. (a)	80,783	405,435
Interactive Home Entertainment - 2.3%
NCSoft Corp.	5,140	2,148,960
Total Republic of Korea		15,834,651

Sweden - 5.4%
Entertainment - 3.6%
G5 Entertainment AB	27,029	382,733
Paradox Interactive AB	55,742	844,028
Starbreeze AB (a)	150,829	13,997
Stillfront Group AB (a)	25,843	382,559
THQ Nordic AB (a)	104,590	1,704,037
Total Entertainment		3,327,354
Hotels, Restaurants & Leisure - 0.5%
LeoVegas AB	95,978	430,566
Media - 0.9%
Modern Times Group AB - Class B	25,318	836,987
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (a)	120,854	369,259
Total Sweden		4,964,166

Switzerland - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Logitech International SA (b)	39,982	1,250,637

Taiwan - 5.7%
Entertainment - 1.3%
Gamania Digital Entertainment Co., Ltd.	163,303	398,468
Softstar Entertainment, Inc. (a)	123,583	458,355
Userjoy Technology Co., Ltd.	189,685	401,130
Total Entertainment		1,257,953
Technology Hardware, Storage & Peripherals - 4.4%
Acer, Inc.	1,319,421	834,914
Asustek Computer, Inc.	120,131	787,533
Micro-Star International Co., Ltd.	980,112	2,436,170
Total Technology Hardware, Storage & Peripherals		4,058,617
Total Taiwan		5,316,570

United Kingdom - 0.4%
Entertainment - 0.4%
Frontier Developments PLC (a)	40,227	410,187

United States - 24.6%
Entertainment - 12.2%
Activision Blizzard, Inc.	47,155	2,196,008
Electronic Arts, Inc. (a)	28,172	2,223,053
Glu Mobile, Inc. (a)	275,582	2,223,947
Take-Two Interactive Software, Inc. (a)	21,414	2,204,357
Zynga, Inc. - Class A (a)	597,935	2,349,885
Total Entertainment		11,197,250
Household Durables - 0.8%
Turtle Beach Corp. (a)(b)	26,289	375,144
Vuzix Corp. (a)	75,130	361,375
Total Household Durables		736,519
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class C (a)	1,220	1,263,444
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)(b)	62,249	1,149,117
Intel Corp.	26,385	1,238,248
NVIDIA Corp. (b)	8,810	1,176,135
QUALCOMM, Inc. (b)	15,006	853,991
Total Semiconductors & Semiconductor Equipment		4,417,491

Software - 1.3%
Microsoft Corp.	11,822	1,200,761
Specialty Retail - 2.4%
GameStop Corp. - Class A (b)	175,442	2,214,079
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	7,757	1,223,589
Immersion Corp. (a)	45,306	405,942
Total Technology Hardware, Storage & Peripherals		1,629,531
Total United States		22,659,075
TOTAL COMMON STOCKS (Cost $111,302,439)		91,596,992

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.30% (c)	868,051	868,051
TOTAL SHORT-TERM INVESTMENTS (Cost $868,051)		868,051

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)		7,481,474
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $7,481,474)		7,481,474

Total Investments (Cost $119,651,964) - 108.6%		99,946,517
Liabilities in Excess of Other Assets - (8.6)%		(7,838,113)
TOTAL NET ASSETS - 100.0%		$92,108,404

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2018.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.

Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Bermuda - 1.7%
Chemicals - 0.3%
Axalta Coating Systems, Ltd. (a)	4,318	$101,128
Insurance - 1.4%
Arch Capital Group, Ltd. (a)	4,566	122,004
Everest Re Group, Ltd.	518	112,800
RenaissanceRe Holdings, Ltd.	937	125,277
White Mountains Insurance Group, Ltd.	157	134,657
Total Insurance		494,738
Total Bermuda		595,866

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	1,839	136,547

Ireland - 0.6%
Electrical Equipment - 0.1%
nVent Electric PLC	2,015	45,257
Machinery - 0.2%
Pentair PLC	1,984	74,956
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (a)	881	109,209
Total Ireland		229,422

Switzerland - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd.	1,304	98,622
Household Durables - 0.5%
Garmin, Ltd.	2,210	139,937
Total Switzerland		238,559

United Kingdom - 0.9%
Auto Components - 0.3%
Aptiv PLC	1,530	94,202
Insurance - 0.4%
Aon PLC	940	136,638
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings, Ltd. (a)	2,078	78,798
Total United Kingdom		309,638

United States - 94.6%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,427	119,996
Expeditors International of Washington, Inc.	2,083	141,832
Total Air Freight & Logistics		261,828
Airlines - 0.3%
Southwest Airlines Co.	2,274	105,696
Auto Components - 0.3%
Garrett Motion, Inc. (a)	89	1,098
Gentex Corp. (b)	5,663	114,450
Total Auto Components		115,548
Automobiles - 0.6%
Tesla, Inc. (a)(b)	495	164,736
Thor Industries, Inc.	1,130	58,760
Total Automobiles		223,496
Banks - 3.6%
Bank of Hawaii Corp.	1,602	107,847
Commerce Bancshares, Inc.	2,319	130,748
Cullen/Frost Bankers, Inc.	1,250	109,925
First Horizon National Corp.	6,922	91,094
First Republic Bank	1,408	122,355
Fulton Financial Corp.	7,494	116,007
People's United Financial, Inc.	7,165	103,391
Signature Bank	914	93,968
South State Corp.	1,556	93,282
SVB Financial Group (a)	542	102,937
Synovus Financial Corp.	2,657	84,997
Zions Bancorporation	2,537	103,357
Total Banks		1,259,908

Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)	1,592	73,407
Alnylam Pharmaceuticals, Inc. (a)	1,086	79,180
Incyte Corp. (a)	1,564	99,455
Ionis Pharmaceuticals, Inc. (a)	2,956	159,802
Seattle Genetics, Inc. (a)	2,537	143,746
Vertex Pharmaceuticals, Inc. (a)	804	133,231
Total Biotechnology		688,821
Building Products - 2.2%
AO Smith Corp.	2,050	87,535
Apogee Enterprises, Inc.	3,073	91,729
Fortune Brands Home & Security, Inc.	2,211	83,996
Lennox International, Inc.	638	139,633
Masco Corp.	3,298	96,434
Resideo Technologies, Inc. (a)	147	3,021
Simpson Manufacturing Co., Inc.	2,303	124,661
Trex Co., Inc. (a)	2,376	141,039
Total Building Products		768,048
Capital Markets - 4.0%
Cboe Global Markets, Inc.	1,137	111,233
Charles Schwab Corp.	2,495	103,617
CME Group, Inc. (b)	820	154,258
E*TRADE Financial Corp.	2,325	102,021
Interactive Brokers Group, Inc.	1,975	107,934
Intercontinental Exchange, Inc.	1,794	135,142
KKR & Co, Inc.	6,532	128,223
Moody's Corporation	804	112,592
MSCI, Inc.	885	130,476
S&P Global, Inc.	698	118,618
SEI Investments Co.	1,722	79,556
T Rowe Price Group, Inc.	1,237	114,200
Total Capital Markets		1,397,870
Chemicals - 3.4%
Ecolab, Inc.	969	142,782
FMC Corp.	1,701	125,806
Ingevity Corp. (a)	1,793	150,056
International Flavors & Fragrances, Inc.	969	130,108
Intrepid Potash, Inc. (a)	35,827	93,150
PPG Industries, Inc.	1,168	119,405
RPM International, Inc.	2,807	164,995
Sherwin-Williams Co.	337	132,596
WR Grace & Co.	2,125	137,934
Total Chemicals		1,196,832
Commercial Services & Supplies - 1.0%
Brink's Co.	1,865	120,572
Cintas Corp.	778	130,696
Copart, Inc. (a)	2,535	121,122
Total Commercial Services & Supplies		372,390
Communications Equipment - 1.1%
Cisco Systems, Inc.	3,114	134,930
F5 Networks, Inc. (a)	902	146,151
Palo Alto Networks, Inc. (a)	710	133,729
Total Communications Equipment		414,810
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,703	101,652
Jacobs Engineering Group, Inc.	2,249	131,477
Total Construction & Engineering		233,129
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	626	107,591
Vulcan Materials Co.	1,137	112,335
Total Construction Materials		219,926
Consumer Finance - 0.3%
SLM Corp. (a)(b)	11,834	98,341
Containers & Packaging - 0.7%
AptarGroup, Inc.	1,452	136,589
Avery Dennison Corp.	1,249	112,198
Total Containers & Packaging		248,787
Distributors - 0.2%
LKQ Corp. (a)	3,436	81,536
Diversified Consumer Services - 0.4%
H&R Block, Inc.	5,131	130,173
Diversified Financial Services - 0.3%
Voya Financial, Inc.	2,580	103,561
Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. (a)	3,815	87,135
Electric Utilities - 0.4%
Pinnacle West Capital Corp.	1,685	143,562
Electrical Equipment - 2.0%
Acuity Brands, Inc.	958	110,122
AMETEK, Inc.	1,751	118,543
Emerson Electric Co.	1,949	116,453
Generac Holdings, Inc. (a)	2,840	141,147

Rockwell Automation, Inc.	749	112,710
Sensata Technologies Holding PLC (a)	2,514	112,728
Total Electrical Equipment		711,703
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp.	1,509	122,259
Badger Meter, Inc.	2,770	136,312
CDW Corp.	1,853	150,186
Dolby Laboratories, Inc.	2,085	128,936
IPG Photonics Corp. (a)	553	62,649
Itron, Inc. (a)	1,818	85,973
Keysight Technologies, Inc. (a)	2,489	154,517
Littelfuse, Inc.	619	106,146
National Instruments Corp.	2,626	119,168
Trimble, Inc. (a)	3,634	119,595
Total Electronic Equipment, Instruments & Components		1,185,741
Entertainment - 1.2%
Netflix, Inc. (a)	449	120,179
Twenty-First Century Fox, Inc.	3,551	170,874
Walt Disney Co.	1,298	142,326
Total Entertainment		433,379
Equity Real Estate Investment Trusts (REITs) - 3.4%
AvalonBay Communities, Inc.	793	138,022
Alexandria Real Estate Equities, Inc.	1,069	123,191
Crown Castle International Corp.	1,213	131,768
Digital Realty Trust, Inc. (b)	1,274	135,745
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,880	131,064
Prologis, Inc.	2,125	124,780
Realty Income Corp.	2,568	161,886
Regency Centers Corp.	2,268	133,086
SBA Communications Corp. (a)	759	122,875
Total Equity Real Estate Investment Trusts (REITs)		1,202,417
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	699	142,393
PriceSmart, Inc.	1,555	91,901
Total Food & Staples Retailing		234,294
Food Products - 0.9%
Hain Celestial Group, Inc. (a)	4,062	64,423
Kraft Heinz Co.	2,138	92,020
McCormick & Co., Inc.	1,238	172,379
Total Food Products		328,822
Health Care Equipment & Supplies - 4.2%
Align Technology, Inc. (a)	513	107,438
Boston Scientific Corp. (a)	4,835	170,868
Cooper Cos.	565	143,793
DexCom, Inc. (a)	1,778	213,003
Edwards Lifesciences Corp. (a)	951	145,665
IDEXX Laboratories, Inc. (a)	682	126,866
Intuitive Surgical, Inc. (a)	320	153,254
ResMed, Inc.	1,323	150,650
Stryker Corp.	818	128,222
Teleflex, Inc.	510	131,825
Total Health Care Equipment & Supplies		1,471,584
Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (a)	2,296	130,091
Anthem, Inc.	594	156,002
Centene Corp. (a)	1,203	138,706
Cigna Corp.	776	147,378
CVS Health Corporation	660	43,245
Humana, Inc.	494	141,521
Laboratory Corp of America Holdings (a)	817	103,236
MEDNAX, Inc. (a)	2,404	79,332
Quest Diagnostics, Inc.	1,322	110,083
UnitedHealth Group, Inc.	622	154,953
Total Health Care Providers & Services		1,204,547
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	10,561	101,808
Cerner Corp. (a)	2,248	117,885
Total Health Care Technology		219,693
Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International, Inc.	1,628	116,532
Starbucks Corp.	2,251	144,965
Total Hotels, Restaurants & Leisure		261,497
Household Durables - 0.4%
KB Home	4,536	86,638
TopBuild Corp. (a)	1,702	76,590
Total Household Durables		163,228

Household Products - 1.3%
Church & Dwight Co., Inc.	2,621	172,356
Colgate-Palmolive Co.	1,815	108,029
Procter & Gamble Co.	1,675	153,966
Total Household Products		434,351
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	3,308	142,409
Ormat Technologies, Inc.	2,359	123,376
Pattern Energy Group, Inc.	7,843	146,037
Total Independent Power and Renewable Electricity Producers		411,822
Industrial Conglomerates - 1.0%
3M Co.	594	113,181
Honeywell International, Inc.	902	119,172
Roper Technologies, Inc.	464	123,665
Total Industrial Conglomerates		356,018
Insurance - 2.3%
Brighthouse Financial, Inc. (a)	2,535	77,267
Brown & Brown, Inc.	5,127	141,299
Chubb, Ltd.	972	125,563
Cincinnati Financial Corp.	1,785	138,195
Markel Corp. (a)	111	115,224
Marsh & McLennan Cos., Inc.	1,575	125,606
Torchmark Corp.	1,547	115,298
Total Insurance		838,452
Interactive Media & Services - 1.1%
Alphabet, Inc. - Class C (a)	125	129,451
TripAdvisor, Inc. (a)	3,190	172,069
Zillow Group, Inc. (a)	2,400	75,792
Total Interactive Media & Services		377,312
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)(b)	89	133,675
Booking Holdings, Inc. (a)	62	106,790
Expedia Group, Inc.	1,177	132,589
Total Internet & Direct Marketing Retail		373,054
IT Services - 4.9%
Automatic Data Processing, Inc.	1,171	153,541
Broadridge Financial Solutions, Inc.	1,194	114,923
Cognizant Technology Solutions Corp. - Class A	1,616	102,584
Fidelity National Information Services, Inc.	1,351	138,545
Fiserv, Inc. (a)	1,828	134,340
FleetCor Technologies, Inc. (a)	642	119,232
Global Payments, Inc.	1,191	122,828
MasterCard, Inc. - Class A	744	140,356
Paychex, Inc.	2,144	139,682
PayPal Holdings, Inc. (a)	1,723	144,887
VeriSign, Inc. (a)	1,100	163,118
Visa, Inc. (b)	1,108	146,189
Worldpay, Inc. - Class A (a)	1,585	121,142
Total IT Services		1,741,367
Leisure Products - 0.4%
Hasbro, Inc.	1,571	127,644
Life Sciences Tools & Services - 1.2%
Bio-Techne Corp.	869	125,762
Illumina, Inc. (a)	551	165,261
Waters Corp. (a)	652	123,000
Total Life Sciences Tools & Services		414,023
Machinery - 5.5%
Altra Industrial Motion Corp.	341	8,576
Caterpillar, Inc.	884	112,330
Crane Co.	1,422	102,640
Donaldson Co., Inc.	2,892	125,484
Energy Recovery, Inc. (a)(b)	15,865	106,771
Fortive Corp.	1,484	100,407
Graco, Inc.	2,916	122,035
IDEX Corp.	930	117,422
Illinois Tool Works, Inc. (b)	850	107,687
ITT, Inc.	2,663	128,542
Lincoln Electric Holdings, Inc.	1,445	113,938
Middleby Corp. (a)	1,073	110,229
Snap-on, Inc.	883	128,290
Toro Co.	2,135	119,304
WABCO Holdings, Inc. (a)	991	106,374
Wabtec Corp. (b)	1,597	112,189
Watts Water Technologies, Inc.	1,677	108,217
Xylem, Inc.	1,741	116,160
Total Machinery		1,946,595

Media - 1.0%
Charter Communications, Inc. (a)	419	119,402
Liberty Broadband Corp. (a)	1,533	110,085
Sirius XM Holdings, Inc. (b)	21,231	121,229
Total Media		350,716
Metals & Mining - 0.6%
Compass Minerals International, Inc.	2,229	92,927
Reliance Steel & Aluminum Co.	1,554	110,598
Total Metals & Mining		203,525
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,372	123,919
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	4,629	110,355
Public Service Enterprise Group, Inc.	2,676	139,286
Total Multi-Utilities		249,641
Personal Products - 0.3%
Estee Lauder Cos, Inc.	868	112,927
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	2,086	108,430
Zoetis, Inc.	1,590	136,009
Total Pharmaceuticals		244,439
Professional Services - 1.0%
CoStar Group, Inc. (a)	365	123,129
Nielsen Holdings PLC	4,100	95,653
Verisk Analytics, Inc. (a)	1,268	138,263
Total Professional Services		357,045
Real Estate Management & Development - 0.3%
St. Joe Co. (a)	6,916	91,084
Road & Rail - 1.2%
AMERCO	377	123,697
CSX Corp.	2,388	148,367
Union Pacific Corp.	986	136,295
Total Road & Rail		408,359
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	12,972	239,462
Analog Devices, Inc. (b)	1,431	122,823
Applied Materials, Inc.	2,408	78,838
Cypress Semiconductor Corp.	7,899	100,475
First Solar, Inc. (a)	1,828	77,608
Integrated Device Technology, Inc. (a)	4,268	206,699
Intel Corp.	2,549	119,625
KLA-Tencor Corp.	1,217	108,909
Lam Research Corp.	654	89,055
Maxim Integrated Products, Inc.	2,224	113,090
Microchip Technology, Inc.	1,411	101,479
NVIDIA Corp.	567	75,695
ON Semiconductor Corp. (a)(b)	5,417	89,435
Power Integrations, Inc.	1,904	116,106
Qorvo, Inc. (a)	1,882	114,294
QUALCOMM, Inc. (b)	2,422	137,836
Rambus, Inc. (a)	9,709	74,468
Skyworks Solutions, Inc.	1,300	87,126
SunPower Corp. (a)(b)	16,339	81,205
Teradyne, Inc.	2,822	88,554
Texas Instruments, Inc.	1,291	122,000
Universal Display Corp.	1,308	122,390
Xilinx, Inc.	1,805	153,732
Total Semiconductors & Semiconductor Equipment		2,620,904
Software - 3.7%
Adobe Systems, Inc. (a)	607	137,328
ANSYS, Inc. (a)	827	118,211
Autodesk, Inc. (a)	1,056	135,812
Intuit, Inc.	750	147,638
Red Hat, Inc. (a)	882	154,914
salesforce.com, Inc. (a)	1,122	153,680
ServiceNow, Inc. (a)	798	142,084
Splunk, Inc. (a)	1,309	137,249
Workday, Inc. (a)	1,041	166,226
Total Software		1,293,142
Specialty Retail - 4.3%
Aaron's, Inc.	2,798	117,656
AutoZone, Inc. (a)(b)	203	170,183
L Brands, Inc.	3,545	91,000
Lowe's Cos., Inc.	1,513	139,741
O'Reilly Automotive, Inc. (a)	532	183,183
Ross Stores, Inc.	1,672	139,110
The Home Depot, Inc.	730	125,429
Tiffany & Co.	1,331	107,159
TJX Cos, Inc.	3,192	142,810
Tractor Supply Co.	2,095	174,807
Ulta Beauty, Inc. (a)	638	156,208
Total Specialty Retail		1,547,286

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	775	122,249
NetApp, Inc. (b)	2,114	126,142
Total Technology Hardware, Storage & Peripherals		248,391
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc.	7,339	91,958
Lululemon Athletica, Inc. (a)	1,480	179,983
PVH Corp.	882	81,982
Ralph Lauren Corp.	1,183	122,393
Tapestry, Inc.	2,523	85,151
Under Armour, Inc. (a)	7,973	140,883
VF Corp.	1,760	125,558
Total Textiles, Apparel & Luxury Goods		827,908
Thrifts & Mortgage Finance - 1.4%
Capitol Federal Financial, Inc.	11,038	140,955
New York Community Bancorp, Inc.	10,492	98,730
TFS Financial Corp.	9,017	145,445
Washington Federal, Inc.	3,885	103,768
Total Thrifts & Mortgage Finance		488,898
Trading Companies & Distributors - 2.3%
Air Lease Corp.	3,060	92,443
Fastenal Co.	2,421	126,594
GATX Corp. (b)	1,923	136,167
Herc Holdings, Inc. (a)	2,049	53,254
MSC Industrial Direct Co., Inc.	1,450	111,534
United Rentals, Inc. (a)	743	76,180
WESCO International, Inc. (a)	2,099	100,752
W.W. Grainger, Inc.	462	130,449
Total Trading Companies & Distributors		827,373
Water Utilities - 2.3%
American States Water Co.	2,518	168,807
American Water Works Co., Inc.	1,623	147,320
Aqua America, Inc.	3,955	135,221
California Water Service Group	3,500	166,810
Middlesex Water Co.	3,551	189,446
Total Water Utilities		807,604
Total United States		33,392,101
TOTAL COMMON STOCKS (Cost $34,852,211)		34,902,133

INVESTMENT COMPANIES - 0.3%
Closed-End Funds - 0.3%
Altaba, Inc. (a)	1,761	102,032
TOTAL INVESTMENT COMPANIES (Cost $119,875)		102,032

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.30% (c)	214,737	214,737
TOTAL SHORT-TERM INVESTMENTS (Cost $214,737)		214,737

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)		2,149,594
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $2,149,594)		2,149,594

Total Investments (Cost $37,336,417) - 106.0%		37,368,496
Liabilities in Excess of Other Assets - (6.0)%		(2,129,044)
TOTAL NET ASSETS - 100.0%		$35,239,452

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2018.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.

AI Powered Equity ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.2%
United States - 97.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	1,817	$285,651
Huntington Ingalls Industries, Inc.	3,831	729,078
Spirit AeroSystems Holdings, Inc. - Class A	10,325	744,329
Textron, Inc.	15,168	697,576
Total Aerospace & Defense		2,456,634
Banks - 6.4%
BankUnited, Inc.	14,653	438,711
CIT Group, Inc.	54,033	2,067,842
Hancock Whitney Corp.	51,229	1,775,085
Popular, Inc.	6,236	294,464
SunTrust Banks, Inc.	5,099	257,194
SVB Financial Group (a)	12,301	2,336,205
Texas Capital Bancshares, Inc. (a)	21,409	1,093,786
Western Alliance Bancorp. (a)	9,649	381,039
Total Banks		8,644,326
Beverages - 2.7%
Brown-Forman Corp. - Class B	53,534	2,547,147
Monster Beverage Corp. (a)	19,825	975,787
Total Beverages		3,522,934
Biotechnology - 1.5%
AbbVie, Inc.	3,623	334,004
Alexion Pharmaceuticals, Inc. (a)	17,427	1,696,693
Total Biotechnology		2,030,697
Capital Markets - 5.8%
Ameriprise Financial, Inc.	19,332	2,017,681
BGC Partners, Inc. - Class A	123,777	639,927
Cboe Global Markets, Inc.	25,366	2,481,556
Intercontinental Exchange, Inc.	5,512	415,219
LPL Financial Holdings, Inc.	34,403	2,101,335
Total Capital Markets		7,655,718
Chemicals - 1.3%
LSB Industries, Inc. (a)(b)	136,848	755,401
Platform Specialty Products Corp. (a)	93,490	965,752
Total Chemicals		1,721,153
Construction & Engineering - 0.8%
MasTec, Inc. (a)(b)	25,758	1,044,744
Consumer Finance - 4.1%
Ally Financial, Inc.	40,382	915,056
Discover Financial Services	42,386	2,499,926
Green Dot Corp. - Class A (a)	25,426	2,021,876
Total Consumer Finance		5,436,858
Diversified Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc. (a)	41,034	1,507,589
Diversified Telecommunication Services - 1.7%
Zayo Group Holdings, Inc. (a)	100,883	2,304,168

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	10,806	875,826
Trimble, Inc. (a)	30,606	1,007,244
Total Electronic Equipment, Instruments & Components		1,883,070
Entertainment - 2.2%
Netflix, Inc. (a)	9,616	2,573,818
Take-Two Interactive Software, Inc. (a)	3,121	321,276
Total Entertainment		2,895,094
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix, Inc.	3,309	1,166,621
Weyerhaeuser Co.	35,622	778,697
Total Equity Real Estate Investment Trusts (REITs)		1,945,318
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	16,282	3,316,806
Walmart, Inc.	18,024	1,678,936
Total Food & Staples Retailing		4,995,742
Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	42,632	2,806,039
Edwards Lifesciences Corp. (a)	9,036	1,384,044
Intuitive Surgical, Inc. (a)	563	269,632
Total Health Care Equipment & Supplies		4,459,715
Health Care Providers & Services - 0.2%
HealthEquity, Inc. (a)	4,513	269,200
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp.	46,910	974,790
Las Vegas Sands Corp.	12,491	650,157
Starbucks Corp.	14,571	938,372
Total Hotels, Restaurants & Leisure		2,563,319
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	7,534	881,177
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	8,020	338,845
Insurance - 2.0%
Markel Corp. (a)	335	347,747
Marsh & McLennan Cos., Inc.	16,853	1,344,027
Progressive Corp.	14,952	902,054
Total Insurance		2,593,828
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A (a)	4,605	4,812,041
Facebook, Inc. - Class A (a)	10,708	1,403,712
Total Interactive Media & Services		6,215,753
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	1,885	2,831,213
IT Services - 4.0%
Alliance Data Systems Corp. (b)	11,413	1,712,864
Cognizant Technology Solutions Corp. - Class A	16,559	1,051,165
DXC Technology Co.	4,220	224,377
Global Payments, Inc.	16,088	1,659,155
Leidos Holdings, Inc.	12,175	641,866
Total IT Services		5,289,427
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	2,372	711,434
Machinery - 0.5%
Nordson Corp.	5,150	614,653
Media - 2.1%
Altice USA, Inc. - Class A (b)	21,628	357,295
Liberty Broadband Corp. (a)	31,003	2,233,145
Nexstar Media Group, Inc. - Class A (b)	3,079	242,133
Total Media		2,832,573

Metals & Mining - 0.3%
Nucor Corp.	8,505	440,644
Multi-Utilities - 0.4%
Sempra Energy	4,501	486,963
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy, Inc. (a)	2,780	164,548
Cimarex Energy Co.	19,808	1,221,163
Noble Energy, Inc.	20,863	391,390
Parsley Energy, Inc. - Class A (a)	29,063	464,427
Range Resources Corp.	161,830	1,548,713
Targa Resources Corp.	49,731	1,791,311
Valero Energy Corp.	23,619	1,770,716
Williams Cos., Inc.	22,413	494,207
WPX Energy, Inc. (a)	27,858	316,188
Total Oil, Gas & Consumable Fuels		8,162,663
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	56,753	1,769,558
Intra-Cellular Therapies, Inc. (a)	27,869	317,428
Nektar Therapeutics (a)	23,217	763,143
Total Pharmaceuticals		2,850,129
Professional Services - 0.2%
ASGN, Inc. (a)	5,134	279,803
Real Estate Management & Development - 0.0%
Newmark Group, Inc. - Class A	1	8
Road & Rail - 2.0%
CSX Corp.	24,055	1,494,537
Union Pacific Corp. (b)	7,903	1,092,432
Total Road & Rail		2,586,969
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc. (b)	5,344	1,358,872
Microchip Technology, Inc.	6,853	492,868
NVIDIA Corp. (b)	10,005	1,335,668
Skyworks Solutions, Inc.	5,351	358,624
Texas Instruments, Inc.	38,062	3,596,859
Total Semiconductors & Semiconductor Equipment		7,142,891
Software - 12.0%
Adobe Systems, Inc. (a)	7,879	1,782,545
Cadence Design System, Inc. (a)	34,429	1,496,973
Coupa Software, Inc. (a)	28,111	1,767,057
New Relic, Inc. (a)	25,020	2,025,869
salesforce.com, Inc. (a)	6,667	913,179
ServiceNow, Inc. (a)	6,976	1,242,077
Splunk, Inc. (a)	20,277	2,126,043
SS&C Technologies Holdings, Inc.	57,376	2,588,231
Synopsys, Inc. (a)	13,772	1,160,153
VMware, Inc. - Class A (a)(b)	6,691	917,537
Total Software		16,019,664
Specialty Retail - 3.0%
Aaron's, Inc.	57,984	2,438,228
CarMax, Inc. (a)	3,189	200,046
Foot Locker, Inc.	9,324	496,037
The Home Depot, Inc.	4,954	851,196
Total Specialty Retail		3,985,507
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	12,160	1,918,118
NetApp, Inc. (b)	70,767	4,222,668
Pure Storage, Inc. - Class A (a)	47,828	769,074
Total Technology Hardware, Storage & Peripherals		6,909,860
Textiles, Apparel & Luxury Goods - 0.9%
VF Corp.	15,948	1,137,730

Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	35,669	1,338,301
United Rentals, Inc. (a)	2,436	249,763
Total Trading Companies & Distributors		1,588,064
Total United States		129,236,077
TOTAL COMMON STOCKS (Cost $156,162,888)		129,236,077

CLOSED-END FUNDS - 1.2%
United States - 1.2%
Ares Capital Corp.	101,756	1,585,358
TOTAL CLOSED-END FUNDS (Cost $1,767,158)		1,585,358

Rights - 0%
NewStar Financial, Inc. (a)(c)(d)	115,783	–
TOTAL RIGHTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.30% (e)	1,428,107	1,428,107
TOTAL SHORT-TERM INVESTMENTS (Cost $1,428,107)		1,428,107

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (e)		9,821,518
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $9,821,518)		9,821,518

Total Investments (Cost $169,179,671) - 106.9%		142,071,060
Liabilities in Excess of Other Assets - (6.9)%		(9,206,999)
TOTAL NET ASSETS - 100.0%		$132,864,061

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2018.
(c)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	The rate quoted is the annualized seven-day yield at December 31, 2018.

Rogers AI Global Macro ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES - 99.5%
Exchange Traded Funds - 99.5%
Global X MSCI Colombia ETF	2,806	$21,859
Global X MSCI Nigeria ETF	8,429	137,983
Global X MSCI Norway ETF	733	8,459
Global X MSCI Portugal ETF	5,201	52,426
iShares Core S&P Total US Stock Market ETF	475	26,961
iShares MSCI Belgium ETF	1,888	30,850
iShares MSCI Chile ETF	1,582	65,511
iShares MSCI Denmark ETF	244	13,862
iShares MSCI Finland ETF	324	11,518
iShares MSCI Indonesia ETF	239	5,932
iShares MSCI Ireland ETF	2,111	78,119
iShares MSCI Israel ETF	1,234	59,750
iShares MSCI Malaysia ETF	5,780	172,070
iShares MSCI Netherlands ETF	1,166	30,666
iShares MSCI New Zealand ETF	302	13,934
iShares MSCI Philippines ETF	255	8,129
iShares MSCI Poland ETF	1,286	29,617
iShares MSCI Singapore ETF	1,386	30,631
iShares MSCI Taiwan ETF	870	27,509
iShares MSCI United Kingdom ETF	809	23,744
Global X MSCI Argentina ETF	2,908	68,251
Global X MSCI Greece ETF (a)	17,398	120,046
Global X MSCI Pakistan ETF	12,070	97,405
iShares 1-3 Year Treasury Bond ETF (a)	27,244	2,278,144
iShares China Large-Cap ETF	5,463	213,494
iShares MSCI Australia ETF	1,159	22,311
iShares MSCI Austria ETF	4,931	90,533
iShares MSCI Brazil ETF (a)	7,717	294,789
iShares MSCI Canada ETF	1,328	31,819
iShares MSCI France ETF	896	23,762
iShares MSCI Germany ETF	1,557	39,470
iShares MSCI Hong Kong ETF (a)	2,053	46,336
iShares MSCI India ETF	458	15,270
iShares MSCI Italy ETF	2,188	52,971
iShares MSCI Japan ETF	394	19,972
iShares MSCI Mexico ETF	1,523	62,717
iShares MSCI Peru ETF	480	17,040
iShares MSCI Russia ETF	992	30,554
iShares MSCI South Korea ETF	770	45,322
iShares MSCI Spain ETF	3,393	91,000
iShares MSCI Sweden ETF	989	27,929
iShares MSCI Switzerland ETF	806	25,405
iShares MSCI Thailand ETF	240	19,874
iShares MSCI Turkey ETF	1,952	47,961
TOTAL INVESTMENT COMPANIES (Cost $4,869,777)		4,631,905

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.30% (b)	37,406	37,406
TOTAL SHORT-TERM INVESTMENTS (Cost $37,406)		37,406

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 22.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (b)		1,063,800
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,063,800)		1,063,800

Total Investments (Cost $5,970,983) - 123.1%		5,733,111
Liabilities in Excess of Other Assets - (23.1)%		(1,074,109)
TOTAL NET ASSETS - 100.0%		$4,659,002

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of December 31, 2018.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2018.

BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Israel - 62.4%
Aerospace & Defense - 4.3%
Elbit Systems, Ltd.	16,796	$1,926,114
RADA Electronic Industries, Ltd. (a)	76,929	198,477
Total Aerospace & Defense		2,124,591
Biotechnology - 2.8%
BioLine RX, Ltd. - ADR (a)	375,909	164,385
Galmed Pharmaceuticals, Ltd. (a)	34,656	236,700
Intec Pharma, Ltd. (a)	34,548	260,492
Kamada, Ltd. (a)	52,635	263,091
UroGen Pharma, Ltd. (a)(b)	12,087	520,466
Total Biotechnology		1,445,134
Communications Equipment - 4.7%
AudioCodes, Ltd.	29,343	289,909
Ceragon Networks, Ltd. (a)	80,608	304,698
Ituran Location and Control, Ltd.	16,089	515,813
RADCOM, Ltd. (a)	25,894	192,133
Radware, Ltd. (a)	33,918	770,279
Silicom, Ltd. (a)	8,638	301,812
Total Communications Equipment		2,374,644
Electronic Equipment, Instruments & Components - 3.9%
Orbotech, Ltd. (a)	34,420	1,946,107
Household Durables - 1.2%
Maytronics, Ltd.	107,900	616,376
Independent Power and Renewable Electricity Producers - 1.1%
Energix-Renewable Energies, Ltd. (a)	210,395	269,127
Enlight Renewable Energy, Ltd. (a)	597,199	281,255
Total Independent Power and Renewable Electricity Producers		550,382
IT Services - 7.6%
Formula Systems 1985, Ltd.	9,388	347,983
Matrix IT, Ltd.	57,516	636,349
Wix.com, Ltd. (a)	31,365	2,833,514
Total IT Services		3,817,846
Machinery - 1.1%
Kornit Digital, Ltd. (a)	30,835	577,231
Pharmaceuticals - 1.5%
Foamix Pharmaceuticals, Ltd. (a)(b)	81,972	294,280
MediWound, Ltd. (a)	48,085	195,225
Redhill Biopharma, Ltd. - ADR (a)	46,782	259,640
Total Pharmaceuticals		749,145
Semiconductors & Semiconductor Equipment - 10.3%
Camtek, Ltd.	35,135	237,864
Mellanox Technologies, Ltd. (a)	35,447	3,274,594
Nova Measuring Instruments, Ltd. (a)	23,188	524,012
Tower Semiconductor, Ltd. (a)	76,548	1,146,418
Total Semiconductors & Semiconductor Equipment		5,182,888
Software - 22.3%
Allot Communications, Ltd. (a)	43,765	265,654
Attunity, Ltd. (a)	20,340	400,291
Check Point Software Technologies, Ltd. (a)	35,950	3,690,268
CyberArk Software, Ltd. (a)	25,193	1,867,809
Hilan, Ltd.	23,266	546,744
Magic Software Enterprises, Ltd.	38,333	295,248
Nice, Ltd. (a)	35,118	3,777,400
Sapiens International Corp NV	31,799	350,289
Total Software		11,193,703
Technology Hardware, Storage & Peripherals - 1.6%
Stratasys, Ltd. (a)(b)	44,298	797,807
Total Israel		31,331,640

United Kingdom - 17.5%
Communications Equipment - 0.6%
BATM Advanced Communications (a)	535,786	316,871
Diversified Financial Services - 2.6%
Plus500, Ltd.	75,882	1,325,053
Hotels, Restaurants & Leisure - 1.5%
888 Holdings PLC	330,095	736,293
Health Care Equipment & Supplies - 3.6%
Novocure, Ltd. (a)	53,517	1,791,749

Media - 0.5%
Taptica international, Ltd.	111,667	227,729
Interactive Media & Services - 0.6%
XLMedia PLC	328,620	312,050
IT Services - 8.1%
Amdocs, Ltd.	65,751	3,851,693
SafeCharge International Group, Ltd.	84,746	253,841
Total IT Services		4,105,534
Total United Kingdom		8,815,279

United States - 19.7%
Aerospace & Defense - 0.4%
Arotech Corp. (a)	82,876	217,135
Biotechnology - 0.9%
BrainStorm Cell Therapeutics, Inc. (a)	66,797	237,129
Pluristem Therapeutics, Inc. (a)	250,848	191,531
Total Biotechnology		428,660
Communications Equipment - 1.0%
Gilat Satellite Networks, Ltd. (a)	53,199	492,408
Electric Utilities - 4.0%
Ormat Technologies, Inc.	38,058	2,010,177
Semiconductors & Semiconductor Equipment - 4.0%
CEVA, Inc. (a)	23,086	509,970
DSP Group, Inc. (a)	30,201	338,251
SolarEdge Technologies, Inc. (a)(b)	33,520	1,176,552
Total Semiconductors & Semiconductor Equipment		2,024,773
Software - 9.4%
ForeScout Technologies, Inc. (a)	27,030	702,510
LivePerson, Inc. (a)	45,212	840,349
Varonis Systems, Inc. (a)	22,117	1,169,989
Verint Systems, Inc. (a)	47,557	2,012,137
Total Software		4,724,985
Total United States		9,898,138
TOTAL COMMON STOCKS (Cost $50,410,099)		50,089,271

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.57% (c)		717,231
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $717,231)		717,231

Total Investments (Cost $51,127,330) - 101.0%		50,806,502
Liabilities in Excess of Other Assets - (1.0)%		(481,920)
TOTAL NET ASSETS - 100.0%		$50,324,582

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2018.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2018.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”), ETFMG Video Game Tech ETF (“GAMR”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”), Rogers AI Global Macro ETF (“BIKR”), and BlueStar Israel Technology ETF (“ITEQ”) (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
 Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2018, AIEQ held one fair valued security. More detail on the security can be found in their respective Schedule of Investments. HACK, IPAY, IFLY, GAMR, ETHO, BIKR, and ITEQ did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,375,168	$1,400,587	$—	$42,775,755
Short Term Investments	142,149	—	—	142,149
Total Investments in Securities	$41,517,317	$1,400,587	$—	$42,917,904

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,399,684,826	$—	$—	$1,399,684,826
Short Term Investments	13,057,719	—	—	13,057,719
Investments Purchased with Securities Lending Collateral*	—	—	—	211,979,927
Total Investments in Securities	$1,412,742,545	$—	$—	$1,624,722,472

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$326,811,949	$—	$—	$326,811,949
Short Term Investments	336,750	—	—	336,750
Investments Purchased with Securities Lending Collateral*	—	—	—	58,295,955
Total Investments in Securities	$327,148,699	$—	$—	$385,444,654

IFLY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,236,849	$—	$—	$35,236,849
Short Term Investments	206,575	—	—	206,575
Investments Purchased with Securities Lending Collateral*	—	—	—	5,434,172
Total Investments in Securities	$35,443,424	$—	$—	$40,877,596

GAMR Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,596,992	$—	$—	$91,596,992
Short Term Investments	868,051	—	—	868,051
Investments Purchased with Securities Lending Collateral*	—	—	—	7,481,474
Total Investments in Securities	$92,465,043	$—	$—	$99,946,517

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,902,133	$—	$—	$34,902,133
Closed-End Funds	102,032	—	—	102,032
Short Term Investments	214,737	—	—	214,737
Investments Purchased with Securities Lending Collateral*	—	—	—	2,149,594
Total Investments in Securities	$35,218,902	$—	$—	$37,368,496
AIEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$129,236,077	$—	$—		$129,236,077
Closed-End Funds	1,585,358	—	—		1,585,358
Rights	—	—	-	(1)	—
Short Term Investments	1,428,107	—	—		1,428,107
Investments Purchased with Securities Lending Collateral*	—	—	—		9,821,518
Total Investments in Securities	$132,249,542	$—	$—		$142,071,060
BIKR
Assets^	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$4,631,905	$—	$—		$4,631,905
Short Term Investments	37,406	—	—		37,406
Investments Purchased with Securities Lending Collateral*	—	—	—		1,063,800
Total Investments in Securities	$4,669,311	$—	$—		$5,733,111
ITEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$50,089,271	$—	$—		$50,089,271
Investments Purchased with Securities Lending Collateral*	—	—	—		717,231
Total Investments in Securities	$50,089,271	$—	$—		$50,806,502

^	See Schedule of Investments for classifications by country and industry.
(1)	Includes a security valued at $0. AIEQ held a Level 3 security at the end of the period. The securities classified as a Level 3 are deemed immaterial.
*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

NOTE 2 – INVESTMENTS IN AFFILIATES

HACK

HACK owned 5% or more of the voting securities of the following companies during the three months ended December 31, 2018. Carbonite, Inc. and SecureWorks Corp. are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Depreciation	Net Realized Losses[1]	Dividend Income	Value at December 31, 2018	Share Balance December 31, 2018
Carbonite, Inc.	$58,116,701	$11,869,686	$(5,495,392)	$(14,921,824)	$(500,889)	$-	$49,068,182	1,942,525
SecureWorks Corp.	13,790,470	867,856	(5,024,236)	149,159	1,784,256	-	11,567,505	684,873
Total $71,907,171		$12,737,542	$(10,519,628)	$(14,772,765)	$1,283,367	$-	$60,635,686	2,627,398

IPAY

IPAY owned 5% or more of the voting securities of the following company during the three months ended December 31, 2018.  Dai-ichi Life Holdings, Inc. is deemed to be an affiliate of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in this security were as follows:

Security Name	Value at September 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Depreciation	Net Realized Losses[1]	Dividend Income	Value at December 31, 2018	Share Balance December 31, 2018
Dai-ichi Life Holdings, Inc.	$19,062,782	$1,753,722	$(5,138,682)	$(4,003,915)	$(585,068)	$-	$11,088,839	707,446

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date   February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci
Samuel Masucci, III, Principal Executive Officer

Date  February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

              Date  February 25, 2019

* Print the name and title of each signing officer under his or her signature.